Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of
	December 31, 2022	December 31, 2023
Accounts Receivable(i)	$498,920	$277,670
Allowance for doubtful accounts	(50,850)	(71,341)
Accounts receivable, net	$448,070	$206,329

(i)      All accounts receivables are mainly from sales of FTTPS.

Schedule of Allowance for Doubtful Accounts	The movement of allowance for doubtful accounts is as follows:
	Year Ended December 31, 2022	Year Ended December 31, 2023
Balance at beginning of the year	$(38,593)	$(50,850)
Provision	(15,520)	(21,517)
Exchange rate effect	3,263	1,026
Balance at end of the year	$(50,850)	$(71,341)